Employee Benefits Obligations - Schedule of Movement in Defined Benefit Obligations (Details) - USD ($)	6 Months Ended			12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Included in OCI
Total OCI	$ 90,999	$ 504	$ 6,919	$ 7,423	$ 81,394	$ 214,622
Fair value of plant assets [Member]
Schedule of Movement in Defined Benefit Obligations [Line Items]
Balance at beginning
Included in profit and loss
Service cost
Past service credit
Interest cost (income)
Total profit and loss
Included in OCI
Actuarial (gain)/loss
Remeasurements
Benefits paid
Gain and loss on settlement
Exchange difference
Total OCI
Employer’s contribution
Benefits payment
Balance at ending
Defined benefit obligation [Member]
Schedule of Movement in Defined Benefit Obligations [Line Items]
Balance at beginning	$ 100,389		$ 102,531	102,531	72,668
Included in profit and loss
Service cost				6,880	27,550
Past service credit
Interest cost (income)				1,514	3,057
Total profit and loss				110,925	103,275
Included in OCI
Actuarial (gain)/loss				(8,021)
Remeasurements
Benefits paid
Gain and loss on settlement
Exchange difference				(2,513)	(744)
Total OCI				(10,534)
Employer’s contribution
Benefits payment
Balance at ending		$ 100,389		$ 100,389	$ 102,531	$ 72,668